SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for doubtful accounts (Details)	6 Months Ended
Apr. 30, 2024 USD ($)
Reserve for Policy Cancellations
Allowance for cancellation	$ 0